DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 216	$ 852
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	2,770	313
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	0	743
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	2,631	12
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	216	109
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ 139	$ 301